Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Neither the Board of Directors nor the Compensation Committee has a predetermined schedule with respect to the grant of stock options. Neither the Board of Directors nor the Compensation Committee will into account material non-public information when determining the timing or terms of equity awards, nor will Security Midwest Bancorp, Inc. time disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method	Neither the Board of Directors nor the Compensation Committee has a predetermined schedule with respect to the grant of stock options. Neither the Board of Directors nor the Compensation Committee will into account material non-public information when determining the timing or terms of equity awards, nor will Security Midwest Bancorp, Inc. time disclosure of material non-public information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false